Long Term Loan	12 Months Ended
Dec. 31, 2023
Long Term Loan [Abstract]
LONG TERM LOAN

NOTE 15 – LONG TERM LOAN

	As of December 31, 2023	As of December 31, 2022
Long-term Loans
Jiangsu Yuantong Municipal Projects Construction Co., Ltd. (1)	$1,267,623	$1,160,000
Changshu Tongjiang Machinery Co., Ltd. (2)	140,847	-
Tu and Lei Creative Design (Beijing) Co., Ltd. (3)	14,080	-
Zhang Miao (4)	725,140	-
Zhang Lei Studio (5)	14,085	-
Xinyi Xinshuo Concrete Co., Ltd. (6)	70,424	-
Xinyi Xinnan Real Estate Co., Ltd. (7)	84,508	-
Bai Shu Tong (8)	281,694	-
Hainan Boxinda Technology Partnership (Limited partnership) (9)	206,482	-
Chen Guo (10)	59,605	-
Honghe County Yisa Hengtong Decoration Company (11)	112,678	-
Total	$2,977,166	$1,160,000

(1)	On October 11, 2022, Beijing REIT entered into a loan agreement with Jiangsu Yuantong Municipal Projects Construction Co., Ltd. to borrow approximately $1.2 million (RMB 8 million) as working capital loan for two years. The loan was from October 11, 2022 to October 10, 2024 and interest-free. On January 18, 2023, the parties revised the loan agreement to increase the principal amount to approximately $1.3 million (RMB9 million) with a new maturity date of January 17, 2025.

(2)	On January 1, 2023, Beijing REIT entered into a loan agreement with Changshu Tongjiang Machinery Co., Ltd. to borrow $140,847 (RMB1 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free.

(3)	On January 1, 2023, Beijing REIT entered into a loan agreement with Tu and Lei Creative Design (Beijing) Co., Ltd. to borrow approximately $14,000 (RMB0.1 million) as working capital loan for two years. The loan was from January 1, 2023 to December 31, 2025 and interest-free. The Company repaid $7,465 in April 2024.

(4)	On February 8, 2023, Beijing REIT and Xinyi REIT entered into a loan agreement with Zhang Miao to borrow $725,140 (RMB5.2 million) as working capital loan for two years. The loan was from February 8, 2023 to February 7, 2025 and interest-free. The Company repaid $25,352 in March 2024.

(5)	On November 20, 2023, Beijing REIT entered into a loan agreement Zhang Lei Studio to borrow approximately $14,085 (RMB0.1 million) as working capital loan for two years. The loan was from November 20, 2023 to November19, 2025 and interest-free.

(6)	On September 17, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinshuo Concrete Co., Ltd. to borrow approximately $70,424 (RMB0.5 million) as working capital loan for two years. The loan was from September 17, 2023 and September 16, 2025 and interest-free.

(7)	On May 27, 2023, Xinyi REIT entered into a loan agreement with Xinyi Xinnan to borrow approximately $84,508 (RMB0.6 million) as working capital loan for two years. The loan was from May 27, 2025 to on May 26, 2025 and interest-free.

(8)	On December 27, 2023, REIT Ecological Technology Co., Ltd entered into a loan agreement with Bai Shu Tong to borrow approximately $281,694 (RMB2 million) as working capital loan for two years. The loan was from December 27, 2023 and December 26, 2025 and interest-free. The loan was fully repaid in April 2024.

(9)	In 2023, REIT Technology, Hainan Yile IoT and IoV Technology Research obtained working capital loans of $207,036 (RMB1.5 million) from Hainan Boxinda Science Technology Partnership. The loan was from January 30, 2023 to July 3, 2025 and interest-free. The loan was fully repaid in April 2024.

(10)	On January 20, 2023, the Company entered into a loan agreement with Chen Guo to borrow approximately $59,605 (RMB0.42 million) as working capital loan for two years. The loan is from January 20, 2023 to January 19, 2025 and bears an annual interest of 1%.

(11)	On May 26, 2023, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow approximately $112,678 (RMB0.8 million) as working capital loan for two years. The loan is from May 26, 2023 to May 5, 2023 and bears an annual interest of 1%.

For the year ended December 31, 2023, 2022 and 2021, interest on the Company’s long-term loans amounted to $274, nil and nil, respectively.